NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NOTES PAYABLE
NOTE 7 - NOTES PAYABLE

On February 19, 2019 the Company entered into a promissory note with a related party in the amount of $17,000, with an interest due at the rates of 8% per annum and a due date of February 19, 2020.

On March 31, 2019 the Company entered into a promissory note with a related party in the amount of $9,300, with an interest due at the rates of 8% per annum and a due date of March 31, 2020.

On March 31, 2019 the Company entered into a promissory note with a related party in the amount of $14,500, with an interest due at the rates of 8% per annum and a due date of March 30, 2020.

On February 29, 2020 the Company entered into a promissory note with a related party in the amount of $531,000, with an interest due at the rates of 9.9% per annum and a due date of January 1, 2021.

On February 29, 2020 the Company entered into a promissory note with a related party in the amount of $60,000, with an interest due at the rates of 8% per annum and a due date of February 29, 2021.

On May 5, 2020 the Company entered into a promissory note under the Payroll Protection Program in the amount of $310,000, with an interest due at the rates of 1% per annum and a due date of August 15, 2022.

On July 8, 2020 the company entered into an SBA promissory note in the amount of $150,000, with an interest due at the rates of 3.75% per annum and a due date of August 15, 2022.

On June 4, 2020 the Company entered into a promissory note with a third party in the amount of $20,000, with an interest due at the rates of 8% per annum and a due date of September 5, 2020. This note was offset against an account receivable in the fourth quarter of 2020 and the balance due as of March 31, 2021 was $0.

On June 5, 2020 the Company entered into a promissory note with a third party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of March 31, 2020. This note was offset against an account receivable in the fourth quarter of 2020 and the balance due as of March 31, 2021 was $0.

On June 8, 2020 the Company entered into a promissory note with a related party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of September 8, 2020. The balance due as of March 31, 2021 was $0.

On June 11, 2020 the Company entered into a promissory note with a related party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of September 11, 2020. The balance due as of March 31, 2021 was $0.

On July 27, 2020 the Company entered into a promissory note with a third-party in the amount of $300,000, with an interest due at the rates of 9% per annum and a due date of August 15, 2022.

On November 30, 2020, the Company entered into a 6% secured convertible promissory note with a third-party in the amount of $203,000.00. Pursuant to the agreement, the Company issued the lender 350,000 5-year warrants with an exercise price of $1.00. On January 19, 2021, we issued the lender an additional 100,000 warrants on the same terms as the previous warrants, as a penalty pursuant to the agreement. Subsequently, on April 2, 2021, the Company and lender entered into a pay-off letter agreement in the amount of $252,875.00 and the Company paid the amount on April 6, 2021. The note has been paid in full.

The prior majority shareholder, Bryan Glass contributed $26,864 for expenses and fees to reinstate the Company. This money was booked as a capital contribution.

On February 19, 2019 the company entered into a promissory note with a related party in the amount of $17,000, with an interest due at the rates of 8% per annum and a due date of February 19, 2020.

On March 31, 2019 the company entered into a promissory note with a related party in the amount of $9,300, with an interest due at the rates of 8% per annum and a due date of March 31, 2020.

On March 31, 2019 the company entered into a promissory note with a related party in the amount of $14,500, with an interest due at the rates of 8% per annum and a due date of March 30, 2020.

On February 29, 2020 the company entered into a promissory note in the amount of $531,000, with an interest due at the rates of 9.9% per annum and a due date of January 1, 2021.

On February 29, 2020 the company entered into a promissory note with a related party in the amount of $60,000, with an interest due at the rates of 8% per annum and a due date of February 29, 2021.

On May 5, 2020 the company entered into a promissory note under the payroll protection program in the amount of $310,000, with an interest due at the rates of 1% per annum and a due date of August 15, 2022.

 On July 8, 2020 the company entered into an SBA promissory note in the amount of $150,000, with an interest due at the rates of 3.75% per annum and a due date of August 15, 2022.

On June 4, 2020 the company entered into a promissory note with a in the amount of $20,000, with an interest due at the rates of 8% per annum and a due date of September 5, 2020. This note was offset against an account receivable in the fourth quarter of 2020 and the balance due as of December 31, 2020 was $0.

On June 5, 2020 the company entered into a promissory note with a in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of March 31, 2020. This note was offset against an account receivable in the fourth quarter of 2020 and the balance due as of December 31, 2020 was $0.

On June 8, 2020 the company entered into a promissory note with a related party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of September 8, 2020.

On June 11, 2020 the company entered into a promissory note with a related party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of September 11, 2020.

 On July 27, 2020 the company entered into a promissory note in the amount of $300,000, with an interest due at the rates of 9% per annum and a due date of August 15, 2022.

On November 30, 2020 the company entered into a secured convertible promissory note for $202,300, with an interest rate of 6% per annum. The note is convertible at $.20 per share.

To date, the prior majority shareholder, Bryan Glass contributed $26,864 for expenses and fees to reinstate the Company. This money was booked as a capital contribution.